Financial results, net	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Financial results, net
Financial results, net

	2019	2018	2017
Finance income:
- Interest income	7,319	7,915	11,230
- Gain from interest rate/foreign exchange rate derivative financial instruments	1,189	—	—
- Other income	1,400	666	514
Finance income	9,908	8,581	11,744

Finance costs:
- Interest expense	(60,134)	(51,577)	(52,308)
- Finance cost related to lease liabilities	(9,524)	—	—
- Cash flow hedge – transfer from equity (Note 2)	(15,594)	(26,693)	(20,758)
- Foreign exchange losses, net	(108,458)	(183,195)	(38,708)
- Taxes	(4,364)	(3,136)	(3,705)
- Loss from interest rate/foreign exchange rate derivative financial instruments	—	(3,024)	(2,163)
- Borrowings prepayment related expenses (Brazilian subsidiaries)	—	—	(10,847)
- Other expenses	(4,492)	(3,638)	(2,860)
Finance costs	(202,566)	(271,263)	(131,349)
Other financial results - Net gain of inflation effects on the monetary items	92,437	81,928	—
Total financial results, net	(100,221)	(180,754)	(119,605)